SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

30.       SUBSEQUENT EVENTS

a)	Effective January 1, 2021, the Company signed an employment agreement with a new CEO of the Company. The agreement requires total payments of $20,000 per month. Included in the agreement is a provision for a salary increase to $30,000 per month upon the Company raising US$5 million in funding and three months written notice or salary paid in lieu of notice upon termination without just cause. On January 1, 2021, the Company granted the new CEO of the Company 750,715 stock options with an exercise price of US$1.90 and a term of five years. The options will vest as follows: 107,245 on June 1, 2021, 321,735 on January 1, 2022, and 321,735 on January 1, 2023.

b)	On December 10, 2020, the Company issued 367,084 common shares for the exercise of 367,084 share purchase warrants with an exercise price of US$1.20 for total proceeds of $574,457 which were included in commitment to issue shares at November 30, 2020.

c)	On January 1, 2021, the Company repriced 932,995 stock options with an exercise price of US$2.55 and 25,000 stock options with an exercise price of US$2.57 to US$1.90 per option. All other terms remained unchanged.

d)	On January 14, 2021, the Company granted a consultant of the Company 321,735 stock options with an exercise price of US$1.90 and a term of five years. The options will vest as follows: 107,245 on January 14, 2021, 107,245 on July 14, 2021, and 107,245 on July 14, 2022.

e)	On January 14, 2021, the Company extended the maturity date of the outstanding convertible debenture by one year to February 26, 2022.

f)	On January 25, 2021, the Company issued 2,984 common shares to a consultant to settle $10,000 of outstanding accounts payable.

g)	On January 29, 2021, the Company issued 17,907 common shares to a consultant of the Company for advisory services provided to the Company.

h)	In February 2021, the Company issued 130,167 common shares for the exercise of 130,167 share purchase warrants with an exercise price of US$1.75.

i)	On February 12, 2021, the Company transferred 215,000 treasury shares to a creditor as full and final payment of a Forbearance Agreement (Note 16).

j)	On February 18, 2021, Waterproof commenced an action against the Company in which the Plaintiff claims that the Company misrepresented facts to Waterproof, inducing Waterproof to enter the Amended and Restated Shareholder Agreement (ARSA) with the Company. As a result, Waterproof claims that it has the right to purchase the Waterproof shareholdings from the Company at a fair market value as of May 17, 2019 in accordance with a calculation included in the ARSA. In March 2021, the Company filed a Response to Civil Claim denying the Plaintiffs’ claims, or alternatively, that the purchase price proposed by the Plaintiffs is not binding and does not reflect the full value of Liquid’s interest in Waterpoof. The litigation is at an early stage.

k)	On February 12, 2021, the Company extended the expiry date of 346,000 share purchase warrants with an exercise price of US$1.75 from February 26, 2021 to March 11, 2021 due to the investors being subject to a trading blackout.

l)	On March 3, 2021, the Company issued 250,001 common shares valued in relation to the vesting of 250,001 restricted share units.

m)	On March 11, 2021, 316,000 share purchase warrants with an exercise price of US$1.75 expired unexercised.

n)	On March 22, 2021, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 1,791,045 common shares of the Company at US$3.35 per common share for total proceeds of $7,507,801 (US$6,000,000). In connection with this offering, the Company paid legal fees of $100,104 (US$80,000) and agent fees of $588,111 (US$470,000).

o)	On March 24, 2021, the Company’s registration statement restricting the Cashless Warrant holders ability to elect to cashless exercise their Cashless Warrants became effective.

p)	In March 2021, the Company issued the following for exercised warrants and conversions:

a.	issued 30,000 common shares for total proceeds of $66,344 in connection with the exercise of 30,000 share purchase warrants with an exercise price of US$1.75 per warrant;

b.	issued 574,013 common shares for total proceeds of $1,356,095 in connection with the exercise of 574,013 share purchase warrants with an exercise price of US$1.88 per warrant;

c.	issued 186,666 common shares for total proceeds of $441,297 in connection with the exercise of 186,666 agents warrants with an exercise price of US$1.88 per warrant;

d.	issued 121,319 common shares in accordance with the election of 175,000 Cashless Warrants (Note 17); and

e.	issued 270,000 units on the conversion of $506,777 (US$405,000) worth of net convertible debentures (Note 17). Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for US$1.75 up to February 26, 2022.

q)	In April 2021, the Company issued 229,321 common shares for total proceeds of $541,707 in connection with the exercise of 229,321 share purchase warrants with an exercise price of US$1.88 per warrant.